Consolidated Statements of Cash Flows $ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)
Cash flows from operating activities:
Net loss (income)	$ (4,556)	$ 1,349	$ (979)
Adjustment to reconcile net (loss) income to cash used in operating activities:
Amortization of intangible assets	7
Depreciation of property and equipment	23	18	19
Allowance for expected credit losses	854	18	99
Share based compensations	3,810
Share of results of an associate	3
Interest income from loan to a third party	(26)
Lease expense	257	168	171
Change in operating assets and liabilities:
Change in receivables from customers	(2,038)	(1,050)	(79)
Change in receivables from brokers-dealers and clearing organizations	(376)	(101)	(110)
Change in refundable deposits	(462)	2	(48)
Change in prepaid expenses and other current assets	(1,656)	(125)	(3)
Change in amount due from a director	28	2
Change in loan to a director		176
Change in payables to customers	(1,235)	(941)	(4,690)
Change in contract liabilities	(120)	120
Change in accruals and other current liabilities	69	89	53
Change in income taxes payable	55
Change in lease liabilities	(244)	(168)	(171)
Cash used in operating activities	(5,607)	(443)	(5,738)
Cash flows from investing activities
Purchase of intangible assets	(20)
Purchase of property and equipment	(141)	(8)	(17)
Acquisition of an associate	(257)
Repayment of loan to a director		233	131
Loan to a third party	(958)
Cash (used in) provided by investing activities	(1,376)	225	114
Cash flows from financing activities
Proceeds from shareholders’ contribution			1,520
Net proceeds from initial public offering (“IPO”)	7,065
Payment for IPO costs	(409)	(343)
Advance to related parties	61	(4)	(64)
Repayment from a director			4
Advance from a related party		6
Advance from a director	3
Cash provided by (used in) financing activities	6,720	(341)	1,460
Net change in cash, cash equivalents and cash segregated for regulatory purpose	(263)	(559)	(4,164)
Cash, cash equivalents and cash segregated for regulatory purpose at beginning of the year	7,514	8,073	12,237
Cash, cash equivalents and cash segregated for regulatory purpose at the end of the year	7,251	7,514	8,073
Supplementary cash flows information
Cash paid for interest			229
Cash received from interest	29		1
Cash paid for income taxes	101
Supplemental schedule of non-cash investing and financing activities:
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	1,044	313
Cash and cash equivalents	2,140	1,925	977
Cash segregated for regulatory purpose	5,111	5,589	7,096
Total cash, cash equivalents and cash segregated for regulatory purpose	$ 7,251	$ 7,514	$ 8,073